Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other assets	R$ 265,042	R$ 216,159
Current portion	(199,644)	(197,251)
Non-current portion	65,398	18,908
Advance To Employees [Member]
IfrsStatementLineItems [Line Items]
Other assets	7,092	6,795
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	31,437	48,755
Amounts Receivable From T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Other assets	22,790	23,069
Amounts Receivable From Incentivized Projects [Member]
IfrsStatementLineItems [Line Items]
Other assets	63,034	13,613
Recoverable I N S S [Member]
IfrsStatementLineItems [Line Items]
Other assets	69,794	66,386
Other [Member]
IfrsStatementLineItems [Line Items]
Other assets	R$ 70,895	R$ 57,541